Commitments and Contingencies (Details) - Schedule of right-of-use asset - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of right-of-use asset [Abstract]
Operating office lease	$ 269,054	$ 269,054
Less accumulated reduction	(128,412)	(55,034)
Balance of ROU asset at December 31, 2020	$ 140,642	$ 214,020